Segment information - Disclosure of business segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 341,330	$ 308,864
Advertising expenses	39,576	45,163
Depreciation and amortization	5,186	3,466
Interest income	15,657	13,677
Interest expense	2,049	2,038
Profit (loss) before tax	162,880	131,347
Social casino games
Disclosure of operating segments [line items]
Revenue	308,279	304,602
Advertising expenses	29,898	43,300
Depreciation and amortization	1,885	2,915
Interest income	15,657	13,677
Interest expense	2,022	2,038
Profit (loss) before tax	165,838	133,116
iGaming
Disclosure of operating segments [line items]
Revenue	33,051	4,262
Advertising expenses	9,678	1,863
Depreciation and amortization	3,301	551
Interest income	0	0
Interest expense	27	0
Profit (loss) before tax	$ (2,958)	$ (1,769)